KENT FINANCIAL SERVICES, INC.
                          376 MAIN STREET, P.O. BOX 74
                          BEDMINSTER, NEW JERSEY 07921
                                 (908) 234-0078


                                                March 31, 2005

Securities and Exchange Commission
General Green Way
Alexandria, VA 22312

Re:     Kent Financial Services, Inc.

To Whom it May Concern:

     Attached please find our annual report on Form 10-KSB for the year ended December 31, 2004. If you have any question, please do not hesitate to contact me.


                                                Very truly yours,



                                                /s/ Sue Ann Merrill
                                                --------------------------------
                                                Sue Ann Merrill
                                                Chief Financial Officer and
                                                  Secretary